MATERIAL ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2025
MATERIAL ACCOUNTING POLICIES [Abstract]
Basis of presentation, use of estimates and changes in accounting policies
a)    Basis of presentation, use of estimates and changes in accounting policies -
    The accompanying consolidated financial statements have been prepared in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board (IASB).
The consolidated financial statements as of December 31, 2025, and 2024, have been prepared following the historical cost criteria, except for investments at fair value through profit or loss, investments at fair value through other comprehensive income, financial assets designated at fair value through profit or loss, derivative financial instruments, and financial liabilities at fair value through profit or loss, which have been measured at fair value.
The consolidated financial statements are presented in Soles (S/), which is the functional currency of Credicorp Ltd and subsidiaries, see paragraph (c) below, and values are rounded to thousands of soles, except when otherwise indicated.
The preparation of the consolidated financial statements in accordance with IFRS Accounting Standards requires Management to make estimates and use assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, as well as the disclosure of significant events in notes to the consolidated financial statements.
Estimates and judgments are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the current circumstances. The final results could differ from said estimates.
The most significant estimates included in the consolidated financial statements relate to the calculation of the expected credit loss allowance for the loan portfolio, in accordance with IFRS 9; the uncertainty regarding income tax treatments, in accordance with IFRIC 23; and the estimation of the liability for life insurance contracts under the General Measurement Model, as established in IFRS 17.
Furthermore, other estimates exist, such as: valuation of investments, liabilities for incurred but not reported claims, useful life of intangibles, impairment of goodwill, of the allowance of the expected credit loss on investments at fair value through other comprehensive income and investments at amortized cost, the valuation of derivative financial instruments and deferred income tax. The accounting criteria used for these estimates are described below.
The Group has adopted the following standards and amendments for the first time for its annual period beginning on or after January 1, 2025, as described below:
(i) Amendments to IAS 21: Lack of Exchangeability
The amendments to IAS 21 “The Effects of Changes in Foreign Exchange Rates” specify how an entity should assess whether a currency is exchangeable and how it should determine a spot exchange rate when exchangeability does not exist. The amendments also require the disclosure of information that enables users of the financial statements to understand how the lack of exchangeability affects, or is expected to affect, the entity’s financial performance, financial position, and cash flows.
Management has estimated the exchange rate for the Bolivian subsidiaries by applying the commission established by the regulator to the exchange rate. See Note 30.2(a)(ii).

Basis of consolidation
b)    Basis of consolidation -
Investment in subsidiaries -
The consolidated financial statements comprise the financial statements of Credicorp and its Subsidiaries for all the years presented.
In accordance with IFRS 10 “Consolidated Financial Statements”, all entities over which the Group has control are subsidiaries. Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. The Group controls an investee if, and only if, it has:
-Power over the investee (i.e., existing rights that give it the current ability to direct the relevant activities of the investee),
-Exposure, or rights, to variable returns from its involvement with the investee, and
-The ability to use its power over the investee to affect its returns.
Generally, there is a presumption that a majority of voting rights results in control. To support this presumption and when the Group has less than a majority of the voting rights or similar rights of an investee, the Group considers all relevant facts and circumstances in assessing whether it has power over the investee, including:
-The contractual arrangement with the other holders of voting rights over the investee.
-Rights arising from other contractual arrangements.
-The Group’s voting rights and potential voting rights.
The Group assesses whether or not it controls an investee if the facts and circumstances indicate that there are changes in any of the elements of control. Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control of the subsidiary. The consolidated financial statements include assets, liabilities, income and expenses of Credicorp and its subsidiaries.
The profit or loss for the period and each component of other comprehensive income are attributed to the owners of the parent and to non-controlling interests, even if this results in non-controlling interests having a negative balance. When necessary, adjustments are made to the financial statements of subsidiaries to align their accounting policies with those of the Group.
All assets and liabilities, equity, income, expenses, and cash flows relating to transactions between members of the Group are fully eliminated on consolidation. Assets held in custody or under management by the Group, such as investment funds, private pension funds (AFP Funds), and others, are not part of the Group’s consolidated financial statements (see Note 3(w)).
Transactions with non-controlling interests -
A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction and any resulting difference between the price paid and the amount by [which] the non-controlling interests are adjusted is recognized directly in the consolidated statement of changes in equity.
The Group does not record any additional goodwill after the purchase of the non-controlling interest, nor does it recognize a gain or loss from the sale of the non-controlling interest.
Loss of control -
If the Group loses control over a subsidiary, it derecognizes the carrying amount of the related assets (including goodwill) and liabilities, non-controlling interest and other components of equity, while any resultant gain or loss is recognized in profit or loss. Any residual investment retained is recognized at fair value.
Investments in associates -
An associate is an entity over which the Group has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the entity, but without exercising control over said policies.
The Group’s investments in its associates are initially recognized at cost and subsequently accounted for using the equity method. These investments are included in “Other assets” in the consolidated statement of financial position; the results arising from the application of the equity method are included in “Net gain on securities” in the consolidated statement of income.
As of December 31, 2025 and 2024, the following entities comprise the Group (the individual or consolidated figures of their financial statements are presented in accordance with IFRS Accounting Standards and before eliminations for consolidation purposes, except for the elimination of Credicorp’s treasury shares and its related dividends):

Entity	Activity and country of incorporation	Percentage of interest (direct and indirect)		Assets		Liabilities		Equity		Net profit (loss)
		2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2023
		%	%	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Grupo Crédito S.A. and Subsidiaries (i)	Holding, Peru	100.00	100.00	241,448,365	231,724,646	203,624,697	197,418,592	37,823,668	34,306,054	6,475,332	5,179,505	4,562,831
Pacífico Compañía de Seguros y Reaseguros S.A and Subsidiaries (ii)	Insurance, Peru	98.86	98.86	20,619,872	17,890,138	16,309,989	14,504,765	4,309,883	3,385,373	784,502	765,767	803,384
Atlantic Security Holding Corporation and Subsidiaries (iii)	Capital Markets, Cayman Islands	100.00	100.00	5,390,195	6,014,937	4,040,240	5,026,510	1,349,955	988,427	737,562	569,689	474,780
Credicorp Capital Ltd. and Subsidiaries (iv)	Capital Markets and Asset management, Bermudas	100.00	100.00	6,707,397	5,235,733	5,395,856	4,070,432	1,311,541	1,165,301	100,479	58,501	(135,495)
CCR Inc.(v)	Special purpose Entity, Bahamas	100.00	100.00	202	260	1	4	201	256	(55)	(22)	(106)
(i)Grupo Crédito is a company whose main activities are to carry out management and administration activities of the Credicorp Group’s subsidiaries and invest in shares listed on the Peruvian Stock Exchange and unlisted shares of Peruvian companies. we present the individual or consolidated figures of their financial statements are presented in accordance with IFRS Accounting Standards and before eliminations for consolidation purposes:

Entity	Activity and country of incorporation	Percentage of interest (direct and indirect)		Assets		Liabilities		Equity		Net profit (loss)
		2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2023
		%	%	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Banco de Crédito del Perú and Subsidiaries (a)	Banking, Peru	97.74	97.74	219,933,373	211,086,260	191,487,370	184,934,666	28,446,003	26,151,594	6,500,570	5,311,804	4,583,662
Inversiones Credicorp Bolivia S.A. and Subsidiaries (b)	Banking, Bolivia	99.92	99.96	10,910,443	14,028,528	10,144,528	13,106,538	765,915	921,990	85,379	92,781	84,898
Prima AFP (c)	Private pension fund administrator, Peru	100.00	100.00	684,509	657,971	231,235	182,419	453,274	475,552	146,543	132,926	149,549
Tenpo SpA and Subsidiaries (d)	Holding, Chile	100.00	100.00	2,063,256	903,698	1,708,824	646,952	354,432	256,746	(148,391)	(118,344)	(111,692)
Yape Market (e)	Digital platform for e‑commerce, Peru	100.00	100.00	149,960	119,137	69,283	60,567	80,677	58,570	(7,993)	(35,190)	(8,345)
Krealo Management (f)	Management and development of digital businesses and innovation, Peru	99.99	99.99	89,338	54,414	51,766	7,175	37,572	47,239	(72,029)	(55,679)	—
Compañía Incubadora de Soluciones Móviles S.A - Culqi (g)	Payment Processing Services, Peru	100.00	100.00	225,546	200,890	171,339	134,725	54,207	66,165	(62,458)	(90,040)	(89,075)
Other minors Subsidiaries (h)				3,054	2,715	1,105	570	1,949	2,145	(836)	(1,194)	(565)
a)    BCP was established in 1889 and its activities are regulated by the Superintendency of Banks, Insurance and Pension Funds -Perú (the authority that regulates banking, insurance and pension funds activities in Perú, hereinafter “the SBS”).
Its main Subsidiary is Mibanco, Banco de la Microempresa S.A. (hereinafter “MiBanco”), a banking entity in Perú oriented towards the micro and small business sector. As of December 31, 2025, the assets, liabilities, equity and net result of Mibanco amount to approximately S/18,372.4 million, S/15,570.4 million, S/2,802.0 million and S/455.3 million, respectively (S/16,947.3 million, S/14,279.3 million, S/2,668.0 million and S/309.1 million, respectively December 31, 2024).
b)    Inversiones Credicorp Bolivia S.A. (hereinafter “ICBSA”) was established in February 2013 and its objective is to make capital investments for its own account or for the account of third parties in companies and other entities providing financial services, exercising or determining the management, administration, control and representation thereof, both nationally and abroad, for which it can invest in capital markets, insurance, asset management, pension funds and other related financial and/or stock exchange products.
Its principal Subsidiary is Banco de Crédito de Bolivia (hereinafter “BCB”), a commercial bank which operates in Bolivia. As of December 31, 2025, the assets, liabilities, equity and net result of BCB were approximately S/10,865.5 million, S/10,046.5 million, S/819.0 million and S/85.9 million, respectively (S/13,974.7 million, S/12,968.7 million, S/1,006.0 million and S/93.5 million, respectively as of December 31, 2024).
c)    Prima AFP is a private pension fund administrator, and its activities are regulated by the SBS.
d)    Tenpo SpA (hereinafter “Tenpo", before “Krealo SpA”) was established in Chile in January 2019; and is oriented to make capital investments outside the country. On July 1, 2019, Tenpo (Krealo SpA) acquired Tenpo Technologies SpA (before “Tenpo SpA”) and Tenpo Prepago S.A. (before “Multicaja Prepago S.A.”). This group of companies offers certain financial products and is currently undergoing the regulatory approval process before the Chilean Superintendency of Banks and Financial Institutions for the granting of a banking license and the establishment of Tenpo Bank.
e)    Yape Market S.A.C. (“Yape Market”) was incorporated on July 1, 2022, and its main activity is to offering promotion, sales management, and product and service placement solutions through a digital commerce platform.
f)    Krealo Management S.A. (hereinafter, “Krealo Management”) was incorporated in September 2022 and its objective is to make investments and participate in the equity of other domestic and foreign companies. Its subsidiaries are Wally POS S.A.C., Sami Shop S.A.C., and Monokera S.A.C.
g)    Culqi was created in December 2013, and its principal activity is to provide digital payment processing services, which consist of collecting consumer payments through online or physical platforms.
h)    Other minor subsidiaries include Inversiones 2020 S.A, and Soluciones en Procesamiento S.A.
(ii)    Pacífico Seguros is an entity supervised by the SBS, whose economic activities include the underwriting and administration of general and life insurance policies, reinsurance operations, as well as real estate and financial investments. It has subsidiaries including Crediseguro Seguros Personales, Crediseguro Seguros Generales, Pacífico Asiste, and Pacífico EPS and its subsidiaries, which actively participate in the multiple insurance and health insurance businesses, respectively.
(iii)Its most important subsidiary is ASB Bank Corp. (merged with Atlantic Security Bank on August 2021, was established in September 9, 2020 in the Republic of Panama; its main activities are private and institutional banking services and trustee administration, mainly for BCP’s Peruvian customers.
(iv)Credicorp Capital Ltd. was formed in 2012, and its main subsidiaries are Credicorp Capital Holding Peru (owner of Credicorp Capital Perú S.A.A.), Credicorp Holding Colombia (owner of Credicorp Capital Colombia and Mibanco – Banco de la Microempresa de Colombia S.A.), and Credicorp Capital Holding Chile (owner of Credicorp Capital Chile), which carry out their activities in Peru, Colombia and Chile, respectively. We present below the consolidated financial statements in accordance with IFRS and before eliminations for consolidation purposes:

Entity	Percentage of interest (direct and indirect)		Assets		Liabilities		Equity		Net profit (loss)
	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2023
	%	%	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Credicorp Holding Colombia S.A.S. and Subsidiaries (a)	100.00	100.00	5,518,459	4,204,281	4,591,242	3,404,834	927,217	799,447	88,288	27,913	(163,342)
Credicorp Capital Holding Chile and Subsidiaries (b)	100.00	100.00	841,116	717,727	673,028	548,753	168,088	168,974	1,345	9,460	(10,716)
Credicorp Capital Holding Perú S.A. and Subsidiaries (c)	100.00	100.00	293,616	278,115	124,127	111,448	169,489	166,667	21,215	21,958	4,318
a)    Credicorp Holding Colombia was incorporated in Colombia on March 5, 2012, and its main purpose is the administration, management and increase of its equity through the promotion of industrial and commercial activity, through investment in other companies or legal persons.
Its main subsidiaries are Credicorp Capital Colombia S.A, which was acquired in Colombia in 2012 and merged with Ultraserfinco S.A. In June 2020, this subsidiary is oriented to the activities of commission agents and securities brokers. Likewise, Mibanco Colombia (before Banco Compartir S.A.) was acquired in 2019 and merged with Edyficar S.A.S. in October 2020, this subsidiary is oriented to grant credits to the micro and small business sector. As of December 31, 2023, Credicorp Holding Colombia has recognized an impairment of the goodwill of Mibanco Colombia for S/64.1 million (Credicorp’s equity holders), see Note 10(b).
As of December 31, 2025, and 2024, the direct and indirect interest held by Credicorp and the assets, liabilities, equity and net income were:

Entity	Percentage of interest (direct and indirect)		Assets		Liabilities		Equity		Net profit (loss)
	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2023
	%	%	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Credicorp Capital Colombia S.A.	100.00	100.00	2,317,332	1,591,003	2,130,702	1,408,214	186,630	182,789	70,622	75,050	37,120
Mibanco – Banco de la Microempresa de Colombia S.A.	99.97	99.97	2,811,815	2,278,827	2,368,964	1,900,048	442,851	378,779	47,037	(9,521)	(72,608)
b)    Credicorp Holding Chile was incorporated in Chile on July 18, 2012, and aims to invest for long-term profitable purposes, in corporeal goods (movable and immovable property) and incorporeal, located in Chile or abroad. Its main subsidiary is Credicorp Capital Chile S.A.
c)    Credicorp Capital Holding Perú S.A. was incorporated in Peru on October 30, 2014, and aims to be the Peruvian holding of investment banking. Its main subsidiary Credicorp Capital Perú S.A.A.; which has as its main activity the function of holding shares, participations and transferable securities in general, providing advisory services in corporate and financial matters, and investment in real estate.
(v)CCR Inc. was incorporated in the year 2000. Its main activity is to manage funding granted to BCP by foreign financial entities or investors. These loans matured in the course of 2022 and were guaranteed by transactions carried out by BCP.
Functional, presentation and foreign currency transactions
c)    Functional, presentation and foreign currency transactions –
(i)    Functional and presentation currency -
Credicorp and its subsidiaries which operate in Peru consider the sol as their functional and presentation currency, since it reflects the nature of the economic events and relevant circumstances for most of the Group´s entities, given the fact their major transactions and operations, such as: loans granted, financing obtained, sale of insurance premiums, interests and similar income, interest and similar expenses, as well as a significant percentage of their purchases; are entered into and settled in soles.
(ii)    Transactions and balances in foreign currency -
Foreign currency transactions are those entered into in currencies other than the functional currency of the entity. These transactions are initially recorded by Group entities at the exchange rates prevailing at the transaction dates. Monetary assets and liabilities denominated in foreign currency are adjusted at the exchange rate of the functional currency prevailing at each reporting date.
The differences arising from the exchange rate prevailing at each reporting date and the exchange rate initially used in recording transactions are recognized in the consolidated statement of income in the period in which they occur, in “Exchange differences result”, except for those that correspond to monetary items that are part of a hedging strategy of a net investment in a foreign operation, said accumulated difference is recognized within “Exchange differences on translation of foreign operations” in the consolidated statement of comprehensive income. Non-monetary assets and liabilities acquired in foreign currency are recorded at the exchange rate prevailing at the initial transaction date and are not subsequently adjusted.
(iii)    Group entities with functional currency other than the presentation currency -
Given that the Group’s entities in Colombia, Chile, Cayman Islands, Bermuda, Panama, Bolivia, United States of America and Mexico have a functional currency different from the sol, the balances were translated into Soles for consolidation purposes in accordance with IAS 21, “The Effects of Changes in Foreign Exchange Rates” as follows:
-Assets and liabilities, at the closing rate prevailing at each reporting date.
-Income and expenses, at the average exchange rate for each month of the year.
All resulting exchange differences were recognized within “Exchange differences on translation of foreign operations”, including the differences in financial instruments designated as accounting hedges of said investments, in the consolidated statement of comprehensive income.

Recognition of income and expenses from banking activities
d)    Recognition of income and expenses -
Banking activities -
Interest income and expenses:
Interest income is recorded using the effective interest rate (EIR) method for all financial instruments measured at amortized cost and at fair value through other comprehensive income. Interest expenses corresponding to liabilities measured at amortized cost are also recorded using the EIR.
The EIR is the rate that exactly discounts future cash flows that are estimated to be paid or received during the life of the instrument or a shorter period, if appropriate, to the gross carrying amount of the financial asset or financial liability. The EIR (and, therefore, the amortized cost of the financial asset or liability) is calculated taking into account any discount, premium and transaction costs that are an integral part of the effective interest rate of the financial instrument, but the expected credit loss is not included.
The Group calculates interest income by applying the EIR to the gross carrying amount of those financial assets that are not impaired.
When a financial asset becomes impaired and, therefore, is considered in Stage 3 (as set out in Note 3(i) impairment of financial assets), the Group calculates interest income by applying the interest rate effective at the carrying amount of the asset, net of its provision for credit loss. If the evidence that the criteria for the recognition of the financial assets in Stage 3 are no longer met, the Group recalculates interest income in gross terms.
Interest income and expenses accrued from all financial instruments that generate interest, including those related to financial instruments carried at fair value through profit or loss, are recorded under the heading “Interest and similar income” and “Interest and similar expenses” of the consolidated statement of income.
Commissions and fees:
Income from commissions (which are not an integral part of the EIR) and fees are recognized as they are earned. Commissions and fees include, among others, the commission charged for the banking service in general such as account maintenance, shipping, transfers, loan syndication fees and fees for contingent credits.
Income from commissions and fees is recognized at an amount that reflects the consideration to which the Group expects to be entitled in exchange for providing the services. Performance obligations, as well as the timing of their satisfaction, are identified and determined at the time of contract. The Group’s revenue contracts do not include multiple performance obligations.
When the Group provides a service to its clients, the consideration is invoiced and generally collected immediately after the provision of a service at a given time or at the end of the contract period for a service provided over time.
The Group has generally concluded that it is the principal in its revenue arrangements because it normally controls the services before transferring them to the client.
Medical services activities -
Revenue Recognition -
Revenue is recorded at the fair value of the consideration agreed upon, excluding taxes, and is recognized when no remaining obligations affect the customer’s acceptance of the service. Revenue corresponds to the transaction price allocated to each performance obligation and may include both fixed and variable amounts.
Medical Services:
Outpatient Services: Revenue is recognized at a specific point in time, upon completion of the medical service and issuance of the corresponding record and invoice.
Hospitalization and Emergency Services: Revenue is recognized over time as the service is rendered. Progress is measured using the cost‑plus‑margin percentage of completion method, in accordance with the agreement.
Sale of Pharmaceuticals:
Revenue is recognized at a specific point in time when control of the products is transferred, which coincides with their delivery.
Recognition of Costs and Expenses -
Costs: Recognized as medical services are rendered, medications are consumed, diagnostic tests are performed, or when the related revenue is recognized.
Expenses: Recorded when there is a decrease in future economic benefits resulting from a reduction of assets or an increase in liabilities, provided that the amounts can be measured reliably, regardless of the timing of payment.
Other income and expenses:
All other income and expenses are recorded in the period in which the performance obligation is satisfied.

Insurance activities
e)    Insurance activities -
Below is the Group’s accounting policy for its insurance activities:
Classification of insurance and reinsurance contracts:
Insurance contracts are those contracts when the Group (the insurer) has accepted a significant insurance risk from another party (the policyholder) by agreeing to compensate the policyholder if a specified uncertain future event (the insured event) adversely affects the policyholder. This definition also includes reinsurance contracts that the Group holds.
Once a contract has been classified as an insurance contract, it remains an insurance contract for the remainder of its lifetime, even if the insurance risk decreases significantly during this period, unless all rights and obligations are extinguished or expire. The life insurance contracts offered by the Group include retirement, disability, and survivorship insurance, annuity contracts, and individual life insurance contracts, including Investment Link insurance. The non-life insurance contracts issued by the Group mainly cover automobile, fire and allied lines, technical lines, and health insurance.
Accounting treatment of insurance and reinsurance contracts:
Separation of the components of insurance and reinsurance contracts -
The Group evaluates its insurance and reinsurance products to determine if they contain components that must be accounted for under another IFRS instead of IFRS 17.
After separating the various components, an entity must apply IFRS 17 to all remaining components of the (host) insurance contract.
Currently, the Group’s products do not include differentiated components that require separation.
Investment components are the amounts that an insurance contract requires an insurer to reimburse a policyholder in all circumstances, even if an insured event does not occur.
Investment components that are highly interrelated with the insurance contract of which they form part are considered non‑distinct and are not accounted for separately. However, the receipts and payments of the investment components are excluded from the income and expenses of the insurance activity.
Some reinsurance contracts issued contain profit commission arrangements. Under these agreements, there is a guaranteed minimum amount that the policyholder will always receive, whether in the form of profit commission, claims, or other contractual payment, regardless of whether the insured event occurs.
The components of the profit commission are assessed to be highly interrelated with the insurance component of reinsurance contracts so that they are considered non-distinct investment components so that separate accounting is not required. However, receipts and payments of these investment components are recognized outside of profit or loss.
Aggregation level and classification -
The grouping of contracts into units of account is performed based on product types, currency, onerousness, and year of issuance, as they share similar risks, are managed collectively, and no contract portfolio may include contracts issued more than one year apart.
The Group classifies a portfolio of insurance and reinsurance contracts into two categories based on the expected profitability at the policy or contract level at the time of recognition, using reasonable and supportable information, as follows:
-Onerous contracts: A contract is classified as onerous when, at the initial recognition date, the present value of expected outflows exceeds the present value of expected inflows.
-Non-onerous contracts: These include contracts for which, at the initial recognition date, the present value of expected outflows is less than the present value of expected inflows.
It should be noted that a contract for accounting purposes may differ from what is considered a contract for other purposes (i.e. legal or management).
The expected return of these portfolios at inception is determined based on existing actuarial valuation models that consider new and existing businesses.
Recognition of insurance and reinsurance contracts -
The Group recognizes a group of insurance contracts issued when the earliest of the following events occurs:
-The beginning of the coverage period of the group of contracts.
-The maturity date of the policyholder’s first payment within the group.
-For a group of onerous contracts, as soon as the facts and circumstances indicate that the group is onerous.
The Group recognizes reinsurance contracts held when any of the following events occurs:
-In all other cases from the beginning of the coverage period of the group of reinsurance contracts maintained.
-The date the Group recognizes an onerous group of underlying insurance contracts if the Group entered into the related reinsurance contract held in the group of reinsurance contracts held at or before that date.

Whether the reinsurance contracts held provide proportional coverage at the beginning of the coverage period of the group of reinsurance contracts held or at the initial recognition of any underlying contract, whichever is later.
Contract boundary -
The Group includes in the measurement of a group of insurance contracts all future cash flows within the limit of each contract in the group. Cash flows are within the limits of an insurance contract if they arise from substantive rights and obligations that exist during the reporting period in which the Group has a substantive obligation to provide the policyholder with insurance services insurance contract.
The substantive obligation to provide the services of the insurance contract ends when:
-The Group has the practical ability to reassess the risks of the particular policyholder and, as a result, can establish a price or level of benefits that fully reflects those risks.
-The following two criteria are met:
-The Group has the practical ability to reassess the risks of the portfolio of insurance contracts contained in the contract and, as a result, can establish a price or profit level that fully reflects the risk of that portfolio.
-The price of the premium until the date of re-evaluation of the risks does not consider the risks that relate to periods after the date of reassessment.
A liability or asset related to expected premiums or claims outside the limit of the insurance contract is not recognized. These amounts refer to future insurance contracts.
For life contracts with renewal periods, the Group assesses whether the premiums and related cash flows arising from the renewed contract are within the contract boundary.
Renewal prices are established by the Group considering all risks covered for the insured that would be considered when signing equivalent contracts on the renewal dates of the remaining service.
The Group re-evaluates each group’s contract boundary at the end of each reporting period.
Measurement at initial recognition -
General model (BBA) - Insurance contracts
The general model measures a group of insurance contracts as the total of:
-Fulfillment cash flows.
-A risk adjustment for non-financial risk.
-The contractual service margin (CSM) which represents the unearned technical profit that the Group will recognize as it provides services in the future.
Compliance cash flows comprise:
-Estimates of future cash flows considering their probability of occurrence.
-An adjustment to reflect the time value of money and the financial risks related to future cash flows.
The cash flows for each scenario are weighted according to the probability of their occurrence based on the experience of the Group’s portfolio and are discounted using current interest rate assumptions (risk-free curve + Matching Adjustment).
When estimating future cash flows, the Group includes all cash flows that are within the contract boundary, including:
-Premiums and related cash flows.
-Expected future claims and benefits:
-Payments to beneficiaries for the occurrence of insured events.
-Payments to policyholders resulting from the incorporated surrender and maturity options.
-Acquisition expenses attributable to the portfolio to which the contract belongs.
-Claim settlement expenses.
-Attributable policy maintenance expenses, including recurring commissions expected to be paid to intermediaries.
-An allocation of fixed and variable overhead expenses directly attributable to compliance with insurance contracts.
If at the time of initially estimating the fulfillment flows of a group of contracts a net outflow is obtained, these contracts become onerous contracts, and a liability will be recognized at that initial time in the statement of financial position. This amount is what we call the “loss component”.
A group of contracts that were not onerous on initial recognition may subsequently become onerous if assumptions change, even though the classification of their grouping or Unit of Account remains unchanged.
Simplified Model – initial recognition
The simplified model of the general method is the Premium Allocation Approach (PAA), which is applied by the Group for insurance and reinsurance contracts with a duration equal to or less than one year or for which the amount of the provision does not differ significantly of the general model.
If significant variability in cash flows from compliance is initially expected that would affect the measurement of the remaining coverage liability, the simplified method cannot be applied.
Under the premium allocation approach, the Group will assume that no contract is onerous unless the facts and circumstances indicate otherwise, which is why initially all contracts are grouped based on risk and how they are managed. To evaluate this possibility, a premium sufficiency test will be used that will evaluate the need to provide an additional provision and classify the Group of contracts as onerous (Onerousness Test).
For insurance contracts that apply the PAA approach, the Group initially recognizes written premiums net of commissions and deferred premiums as provision of remaining coverage (Liability for Remaining Coverage, LRC).
Post measurement – insurance contracts
The carrying amount of a group of insurance contracts after initial recognition will consist of:
(a)Liability for Remaining Coverage (LRC) comprising compliance cash flows, risk adjustment for non-financial risk and CSM of the Contract Group at the end of the reporting period.
(b)Incurred claims liability, which comprises compliance cash flows relating to the payment of reported and pending claims, incurred but not reported claims (IBNR) and claim settlement expenses. A risk adjustment for non-financial risk is also included.
The Group will recognize income or expenses for the variation in the carrying amount of the Liability for Remaining Coverage and the liability for claims incurred:
(a)Income from insurance activity: the reduction of the liability for the service provided in the period.
The CSM at the end of the reporting period represents the gain in the Insurance Contract Group that has not yet been recognized in profit or loss, because it relates to the future service to be provided.
For a group of insurance contracts without direct participation components, the carrying value of the CSM at the end of the reporting period is equal to the carrying value at the beginning of the reporting period adjusted as follows:
-The effect of new contracts added to the group. interest accrued on the carrying amount of the CSM during the reporting period, measured at the discount rates at initial recognition.
-Changes in compliance cash flows related to future service such as:
◦Adjustment for experience: it must be disaggregated to reflect the different factors that cause such adjustments in the expected future benefits of the Group:
•Adjustment in compliance flows due to claims experience is the variation in actual claims compared to expected claims. Likewise, this variation in the accident rate may lead to changes in the expected compliance flows. This variation will be recorded in a change in the CSM amount.
•Adjustment for variation in operating assumptions - A variation in the projection operating assumptions (mortality, expenses, rescues, etc.) will be recorded against the CSM for the period. This change will be cumulative with the adjustments made previously.
•Adjustment for premiums collected: Insurance premiums that relate to future service that have been received in the period require an adjustment to the contractual service margin. Likewise, an additional analysis must be carried out on the extraordinary contributions that the policyholder may make. Whether these new contributions made by the insured, different from regular premiums, should be considered new contracts or part of existing contracts. Therefore, it must be evaluated whether the new contributions are valued using the same conditions as at the beginning of the contract or if they are modified (mortality table, administration expenses, guaranteed rates, etc.).
-In the event that the conditions of the contract are not modified in the extraordinary contribution, that is, it has the same conditions as the original contribution, it is considered that the cash flows are within the limits of the contract, and therefore Both the variation in expected cash flows will be considered as a variation in experience.
-Changes in estimates of the present value of future cash inflows in the remaining coverage liability measured at discount rates.
-Differences between the investment components that are expected to become payable in the period and the actual investment component that becomes payable in the period, measured at discount rates.
-Changes in risk adjustment for non-financial risk that relates to future service.
-The effect of currency exchange differences on the CSM.
-The amount recognized as insurance income due to the transfer of insurance contract services in the period, determined by the allocation of the remaining CSM at the end of the reporting period (before any allocation) during the current coverage period and remaining.
The locked-in discount rate is the weighted average of the rates applicable at the date of initial recognition of contracts that joined a group over a 12-month period. The discount rate used for accretion of interest on the CSM is determined using the bottom-up approach at inception.
For a group of insurance contracts with direct participation components, the amount of CSM to be reported in the books will be obtained by applying a series of adjustments to the value of the CSM of the previous period:
-The effect of the new contracts added to the group.
-The entity’s participation in the change in the fair value of the underlying elements.
-Changes in compliance cash flows, such as a change in the entity’s loss experience and future expenses compared to those expected in the previous period.
-The effect of currency exchange differences on the CSM.
-The amount recognized as revenue from ordinary insurance activities due to the transfer of services in the period, determined by allocating the remaining contractual service margin at the end of the reporting period (before any allocation) over the current coverage period.
(b)Insurance activity expenses: for losses in onerous contract groups and reversals of these losses.
The Group will recognize a loss in the period’s results for the net outflow for the Group of onerous contracts, causing the Group’s liability book amount to equal the cash flows from compliance, with the Group’s contractual service margin being zero.
The loss component is released based on a systematic allocation of subsequent changes related to future service in compliance cash flows to:
(i)The loss component; and
(ii)the remaining coverage liability excluding the loss component. The loss component is also updated for subsequent changes related to future service in estimates of compliance cash flows and risk adjustment for non-financial risk.
Systematic allocation of subsequent changes to the loss component results in total amounts allocated to the loss component being zero at the end of the coverage period of a contract group.
(c)Financial expenses and income from insurance: for the time value of money and financial risk effect.
The Group disaggregates financial income or expenses for insurance contracts issued for its immediate annuity and term life portfolios between profit or loss and other compressive income.
The impact of changes in market interest rates on the value of life insurance and related reinsurance assets and liabilities is reflected in other compressive income to minimize accounting mismatches between the accounting for financial assets and insurance assets and liabilities. The Group financial assets supporting the insurance portfolios issued are predominantly measured at amortized cost or fair value with changes in other comprehensive income. Financial income or expenses from reinsurance contracts issued by the Group are not disaggregated because the related financial assets are managed on a fair value basis and are measured at fair value with changes in income.
Simplified model (premium allocation approach) -
The Group measures the carrying amount of the liability for remaining coverage at the end of each reporting period as the liability for remaining coverage at the beginning of the period:
-Plus, premiums received in the period.
-Minus insurance acquisition cash flows, with the exception of property insurance product line for which the Group chooses to expense insurance acquisition cash flows as they occur.
-Plus, any amounts relating to the amortization of the insurance acquisition cash flows recognized as an expense in the reporting period for the group.
-Minus the amount recognized as insurance revenue for the services provided in the period.
The Group estimates the liability for incurred claims as the fulfilment cash flows related to incurred claims. The fulfilment cash flows incorporate, in an unbiased way, all reasonable and supportable information available without undue cost or effort about the amount, timing and uncertainty of those future cash flows, they reflect current estimates from the perspective of the Group and include an explicit adjustment for non-financial risk (the risk adjustment). The Group does not adjust the future cash flows for the time value of money and the effect of financial risk for the measurement of liability for incurred claims that are expected to be paid within one year of being incurred.
Where, during the coverage period, facts and circumstances indicate that a group of insurance contracts is onerous, the Group recognizes a loss in profit or loss for the net outflow, resulting in the carrying amount of the liability for the group being equal to the fulfilment cash flows. A loss component is established by the Group for the liability for remaining coverage for such onerous group depicting the losses recognized.
The subsequent measurement of reinsurance contracts held follows the same principles as those for insurance contracts issued and has been adapted to reflect the specific features of reinsurance held.
Presentation -
For presentation in the consolidated statement of financial position, the Group aggregates insurance and reinsurance contract portfolios that are assets or liabilities and presents them separately in the following items:
-Reinsurance Contract Assets.
-Insurance Contract Liability.
The presentation in the statement of comprehensive income is as follows:
-Insurance service result (including insurance service income and expenses).
-Reinsurance service result (including income and expenses from reinsurance contracts).
-Net financial expenses from insurance activity, presented in interest and similar expenses, See Note 19.
Significant judgments and estimates -
The Group bases its assumptions and estimates on parameters derived from portfolio experience and these are used to prepare the financial statements. However, existing circumstances and assumptions about future developments could change due to changes in the market or circumstances beyond the Group’s control. Parameters are updated to reflect such changes in assumptions as necessary.
The Group reassesses the CSM in each period with the adjustment for the entity's experience. Parameters used for estimating future cash flows are a comparison between current and estimated rates, and the following hypotheses are evaluated: mortality, longevity, disability, expenses, lapses, and surrender rates.
For the measurement of the present value of future cash flows, it is necessary to define discount rates that consistently reflect the time value of money.
For the general model, it should be noted that in each valuation, it will be necessary to have two types of differentiated interest rates for discounting cash flows:
-Market rate or current valuation rate: the interest rate obtained from current market data and assumptions. The discount rate as of the valuation date will be equal to the risk-free rate of the corresponding currency plus the Matching Adjustment described later.
-Established initial rate or Locked-In Rate (LiR): an interest rate defined at the time of initial recognition of the insurance contract and will remain fixed until the termination of it, and will be used to:
-Measuring cash flows from fulfillment at initial valuation;
-Determining the amount of financial expenses or income from insurance included in the income statement for the period;
-Determining accrued interest on the CSM;
-Determining the portion of the financial effect on Cashflows that will be imputed to interest on liabilities;
-Measuring changes in the contractual service margin.
Insurance contract liabilities are calculated by discounting the expected future cash flows at a risk-free rate, plus an illiquidity premium when applicable. The risk-free rates are determined by reference to interest rate curves published by the SBS for contracts issued in soles and VAC soles, and by reference to U.S. Treasury bond yields for contracts issued in U.S. Dollars.
To determine the discount curve of the initial rate established on the date of initial recognition of the contract, the liquidity premium is determined using the Matching Adjustment methodology. This methodology is based on the assets themselves that cover the Group’s liabilities and is calculated as the IRR of the de-risked assets minus the IRR of the liabilities, minus the average “Cost of Downgrade” of the portfolio and an adjustment for the portfolio’s sub-investment grade investments. The Matching Adjustment is determined by product type and currency. The discount rates applied to discount future cash flows are summarized below:

	1 year			3 years			5 years
	2025	2024	2023	2025	2024	2023	2025	2024	2023

Soles	4.68%	4.86%	5.98%	4.90%	5.41%	6.18%	5.42%	6.20%	6.62%
Soles VAC	1.56%	1.69%	1.44%	2.10%	2.59%	3.13%	2.67%	3.18%	3.58%
Dollars	4.99%	5.71%	6.52%	5.06%	5.82%	5.74%	5.24%	5.93%	5.57%

	10 years			20 years
	2025	2024	2023	2025	2024	2023

Soles	6.74%	7.40%	7.12%	7.73%	7.88%	7.41%
Soles VAC	3.55%	3.66%	3.91%	3.84%	3.91%	4.08%
Dollars	5.69%	6.13%	5.61%	6.30%	6.41%	5.93%
The other assumptions used in the determination of expected cash flows are:
- Mortality and morbidity rates
The assumptions are based on standard industry tables, depending on the type of contract entered into. They reflect recent historical experience and are adjusted where appropriate to reflect the Group’s own experiences. Mortality assumptions are differentiated in some products by gender of the insured, underwriting class and contract type.
An increase in expected mortality and morbidity rates would increase the expected cost of life insurance claims, which would reduce the Group’s expected future earnings.
- Longevity
Assumptions are based on industry standard Peruvian regulatory tables, adjusted where appropriate to reflect the Group’s own risk experience. For pensions, expected future longevity improvements are considered. Assumptions are differentiated by a number of factors including (but not limited to) policyholder gender, risk class and contract type. An increase in expected longevity rates would lead to an increase in the expected cost of immediate and future annuity payments, which would reduce the Group’s expected future earnings.
- Expenses
Operating expense assumptions reflect the projected costs of maintaining and servicing in-force policies and associated overhead. The current level of expenses is taken as an appropriate expense base, adjusted for expected expense inflation if applicable. An increase in the expected level of expenses would reduce the Group’s expected future earnings. Cash flows within the contract boundary include an allocation of fixed and variable overhead expenses directly attributable to the performance of the insurance contracts. Such overheads are allocated to groups of contracts using methods that are systematic and rational and are applied consistently to all costs that have similar characteristics.
- Lapse rates and surrenders
Forfeitures relate to the termination of policies due to non-payment of premiums. Surrenders relate to the voluntary termination of policies by policyholders to withdraw the surrender value of contracts. Policy termination assumptions are determined using statistical measures based on the Group’s experience and vary by product type, policy duration, distribution channel and market interest rate trends. An increase in lapse rates early in the life of the policy would tend to reduce the Group’s earnings, but subsequent increases have a broadly neutral effect.

Financial instruments: Initial recognition and subsequent measurement
f)    Financial instruments: Initial recognition and subsequent measurement –
A financial instrument is any agreement that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.
The Group determines the classification of its financial instruments at the time of initial recognition.
All financial instruments are initially recognized at their fair value plus the incremental costs related to the transaction that are directly attributable to the purchase or issuance of the instrument, except in the case of financial assets or liabilities carried at fair value through profit or loss.
Purchases or sales of financial assets that require delivery of the assets within a period established in accordance with regulations or conventions in the market (regular way purchases or sales) are recognized at the trade date, that is, the date on which the Group undertakes to buy or sell the asset.
As of December 31, 2025, and 2024, the Group classified financial assets into one of the categories defined by IFRS 9: financial assets at fair value through profit or loss, at fair value through other comprehensive income or at amortized cost based on:
-The business model to manage financial assets and
-The characteristics of the contractual cash flows of the financial asset
Business model -
It represents how financial assets are managed to generate cash flows and is not dependent on Management’s intention with respect to an individual instrument. Financial assets can be managed for the purpose of: i) obtaining contractual cash flows; ii) obtaining contractual cash flows and sale; or iii) others. To evaluate business models, the Group considers:
-The risks that affect the performance of the business model and, in particular, the way in which these risks are managed.
-How the performance of the business model and the financial assets held within this business model are evaluated and reported to key Group management personnel.
If cash flows after initial recognition are realized differently from the Group’s expectations, the classification of the remaining financial assets held in this business model is not modified.
When the financial asset is maintained in business models i) and ii) the application of the only principal and interest payments test is required - “SPPI”.
SPPI Test (Solely Payments of Principal and Interest) –
This test consists in the evaluation of the cash flows generated by a financial instrument to verify whether the contractual conditions of the financial asset arise, on specified dates to cash flows that are solely payments of principal and interest. To adapt to this concept the cash flows must solely include the consideration of the time value of money and the credit risk. If the contractual terms introduce risk exposure or cash flow volatility, such as the exposure to changes in the prices of capital instruments or the prices of raw materials, the financial asset is classified as at fair value through profit or loss. Hybrid contracts must be evaluated as a whole, including all the integrated characteristics. The accounting of a hybrid contract that contains an embedded derivative is carried out jointly, in other words, the entire instrument is measured at fair value through profit or loss.
(i)Financial assets at amortized cost –
A financial asset is classified as at amortized cost if the following conditions are met:
-It is held within a business model whose objective of which is to maintain the financial asset to obtain contractual cash flows, and
-The contractual conditions give rise, on specified dates, to cash flows that are solely payments of the principal and interest.
After initial recognition, financial assets in this category are measured at amortized cost, using the effective interest rate method, less any credit loss provision. The amortized cost is calculated taking into account any discount or premium incurred in the acquisition and fees that constitute an integral part of the effective interest rate. Interest income is included in the “Interest and similar income” item in the consolidated statement of income.
Financial assets at amortized cost include direct credits that are recorded when the funds are disbursed to clients, and indirect credits (contingent) that are recorded when the documents that support said credit facilities are issued. Likewise, the Group considers as refinanced or restructured those loans that change their payment schedule due to difficulties in payment by the debtor.
The impairment loss is calculated using the expected credit loss approach and is recognized in the consolidated statement of income within “Net gain on securities” for investments and in the item “Provision for credit losses on loan portfolio” for credits.
The balance of financial assets, measured at amortized cost, is presented net of the provision for credit losses in the consolidated statement of financial position.
(ii)Financial assets at fair value with changes in other comprehensive income –
The financial assets that the Group maintains in this category are: a) investments in debt instruments, and b) investments in equity instruments, for non-trading purposes, irrevocably designated as such at initial recognition.
Investments in debt instruments -
A financial asset is classified and measured at fair value through other comprehensive income when the following conditions are met:
-The financial asset is maintained within a business model whose objective is achieved by obtaining contractual cash flows and selling financial assets, and
-The contractual conditions give rise, on specified dates, to cash flows that are solely payments of principal and interest.
After initial recognition, investments in debt instruments are measured at fair value, recording unrealized gains and losses in the consolidated statement of comprehensive income, net of the corresponding income tax and non-controlling interest, until the investment is sold; in which the accumulated gain or loss is recognized in the “Net gain on securities” item of the consolidated statement of income.
Interest is recognized in the consolidated statement of income in the item “Interest and similar income” and is reported as interest income using the effective interest rate method.
When a debt instrument is designated in a fair value hedging relationship, any change in fair value due to changes in the hedged risk is recognized in “Interest and similar income” in the consolidated statement of income.
Foreign exchange gains or losses related to the amortized cost of the debt instrument are recognized in the consolidated statement of income, and those related to differences between the amortized cost and the fair value are recognized as part of the unrealized gain or loss in the consolidated statement of comprehensive income.
The estimated fair value of investments in debt instruments is determined primarily based on quotes or, in the absence of these, on the basis of discounted cash flows using market rates consistent with the credit quality and maturity of the instruments.
An impairment loss of investments in debt instruments is calculated using the expected credit loss approach and is recognized in the consolidated statement of comprehensive income, charged to the item “Net gain on securities” in the consolidated statement of income, in this sense, it does not reduce the carrying amount of the financial asset in the consolidated statement of financial position, which is maintained at fair value. The impairment loss recognized in the consolidated statement of comprehensive income is reclassified to the consolidated statement of income when the debt instrument is derecognized.
Investments in equity instruments, not for trading, designated upon initial recognition (equity instruments designated at initial recognition) –
At initial recognition, the Group can make an irrevocable choice to classify equity instruments, which are not for trading, but held strategic purposes, as “At fair value through other comprehensive income”.
After initial recognition, the equity investments are measured at fair value, recording the unrealized gains and losses in the consolidated statement of comprehensive income, net of their corresponding income tax and non-controlling interest, until the investment is sold, whereupon the accumulated gain or loss is transferred to the item “Retained earnings” in the consolidated statement of changes in equity; in other words, they are not subsequently reclassified to the consolidated statement of income.
As a result, equity instruments classified in this category do not require a loss impairment evaluation.
Dividends are recognized when the right to collection has been established and are recorded in the “Interest and similar income” item in the consolidated statement of income.
(iii)Financial assets at fair value through profit or loss –
Financial assets must be classified and measured at fair value through profit or loss unless they are classified and measured at “Amortized cost” or “At fair value through other comprehensive income”.
The financial assets that the Group maintains in this category are: a) Investments in debt instruments, b) investments in equity instruments for trading purposes, c) financial assets designated at fair value with changes in results from the moment of their recognition. initial, and d) derivative financial instruments for trading purposes.
Debt instruments -
Such instruments are classified in this category because: a) they are held for trading purposes, or b) their cash flows are not solely payments of principal and interest.
After initial recognition, they are measured at fair value, recording the changes in the “Net gain on securities” item in the consolidated statement of income. The accrued interest is calculated using the contractual interest rate and is recorded in the “Interest and similar income” item in the consolidated statement of income.
Equity instruments -
Equity instruments are classified and measured at fair value through profit or loss, unless an irrevocable election is made, at initial recognition, to designate them at fair value through other comprehensive income.
After initial recognition, they are measured at fair value, recording the changes in the “Net gain on securities” item in the consolidated statement of income. Dividend income is recorded in the “Interest and similar income” item in the consolidated statement of income when the right to payment has been recognized.
Financial assets designated at fair value through profit or loss at initial recognition -
At the time of initial recognition, Management may irrevocably designate financial assets as measured at fair value through profit or loss if doing so eliminates or significantly reduces a measurement or recognition inconsistency that would otherwise arise from the measurement of the assets or liabilities or the recognition of their profits and losses on different bases.
After their initial recognition, they are measured at fair value, recording the changes in the consolidated statement of income.
As of December 31, 2025, and 2024, the Group classified financial liabilities at initial recognition as measured at amortized cost, except for financial liabilities at fair value through profit or loss. These liabilities include derivatives that are measured at fair value.
The interest incurred is accrued in the “Interest and similar income” item in the consolidated statement of income.
Likewise, at initial recognition, Management may irrevocably designate financial liabilities as measured at fair value through profit or loss when one of the following criteria is met:
-A measurement inconsistency that would otherwise arise when using different criteria to measure assets or liabilities is eliminated or significantly reduced; or
-They are part of a group of financial liabilities, which are managed, and their performance is evaluated on a fair value basis, in accordance with a documented investment or risk management strategy; or
-The financial liability contains one or more embedded derivatives that significantly modify the otherwise required cash flows.
(iv)Reclassification of financial assets and liabilities -
The reclassification of financial assets will take place whenever the business model for managing the financial assets changes. It is expected that this change will be very infrequent. These changes are determined by approval of the Group’s management as a result of external or internal changes, which must be significant to the Group’s operations and demonstrable to third parties. Financial liabilities are never reclassified.
When the Group changes its business model for managing financial assets, it will prospectively reclassify all affected financial assets from the date of reclassification. The Group will not restate previously recognized gains, losses, or interest (including gains or losses on impairment) recognized.
If the Group reclassifies:
-A financial asset from the amortized cost measurement category to the fair value through profit or loss category: its fair value will be measured at the reclassification date. Any gain or loss arising from differences between the previously amortized cost of the financial asset and the fair value will be recognized in profit or loss for the period.
-A financial asset from the fair value through profit or loss measurement category to the amortized cost category: its fair value at the reclassification date becomes its new gross carrying amount.
-A financial asset from the amortized cost measurement category to the fair value through other comprehensive income category: its fair value will be measured at the reclassification date. Any gain or loss arising from differences between the previously amortized cost of the financial asset and the fair value will be recognized in other comprehensive income. The effective interest rate and the measurement of expected credit losses will not be adjusted as a result of reclassification.
-A financial asset from the fair value through other comprehensive income measurement category to the amortized cost category, the financial asset will be reclassified at its fair value at the reclassification date. However, previously recognized accumulated gains or losses in other comprehensive income will be removed from equity and adjusted against the fair value of the financial asset at the reclassification date. As a result, the financial asset will be measured at the reclassification date as if it had always been measured at amortized cost. This adjustment affects other comprehensive income but not profit or loss for the period.
-A financial asset from the fair value through profit or loss measurement category to the fair value through other comprehensive income category, the financial asset will continue to be measured at fair value.
-A financial asset from the fair value through other comprehensive income measurement category to the fair value through profit or loss category, the financial asset will continue to be measured at fair value. The previously recognized accumulated gain or loss in other comprehensive income will be reclassified from equity to profit or loss for the period.

De-recognition of financial assets and liabilities
g)    De-recognition of financial assets and liabilities –
Financial assets:
A financial asset (or, where applicable, a portion of a financial asset or a portion of a group of similar financial assets) is derecognized when: (i) the rights to receive cash flows from the asset have expired; or (ii) the Group has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full immediately to a third party under a pass-through arrangement; and the Group has also transferred substantially all the risks and rewards of the asset, or has neither transferred nor retained substantially all the risks and rewards of the asset but has transferred control of the asset.
When contractual rights to receive cash flows from the financial asset have been transferred, or a transfer agreement has been entered into, the Group assesses whether it has retained, and to what extent, the risks and benefits inherent in ownership of the asset. When the Group has neither transferred nor retained substantially all risks and benefits inherent in ownership of the asset, nor transferred control of the asset, the Group continues to recognize the transferred asset to the extent of its continued involvement with the asset.
In that case, the Group also recognizes the related liability. The transferred financial asset and related liability are measured so as to reflect the rights and obligations that the Group has retained.
Continued involvement in the form of a guarantee over the transferred asset is measured as the lower of (i) the carrying amount of the asset, and (ii) the maximum consideration received that the Group would be required to repay.
Financial liabilities:
A financial liability is derecognized when the obligation to pay is discharged, cancelled, or expires. When an existing financial liability is exchanged for another from the same borrower under significantly different terms (fails the 10.0 percent test established in IFRS 9), or the terms are substantially modified, such exchange or modification is treated as a derecognition of the original liability and a new liability is recognized, with the difference between the carrying amount of the initial financial liability and the consideration paid recognized in the consolidated statement of comprehensive income.

Offsetting financial instruments
h)    Offsetting financial instruments -
Financial assets and liabilities are offset and the net amount is presented in the consolidated statement of financial position when there is a legally enforceable right to offset them and the Management intends to settle them on a net basis or to realize the asset and settle the liability simultaneously.

Impairment of financial assets
i)    Impairment of financial assets -
As of December 31, 2025, and 2024, the Group applies a three-stage approach to measure the provision for credit losses, using an expected credit loss impairment model as set out in IFRS 9, for the following categories:
-Financial assets at amortized cost.
-Debt instruments classified as investments at fair value through other comprehensive income, and
-Indirect credits that are presented in accounts outside the consolidated statement of financial position.
Financial assets classified or designated at fair value through profit or loss and equity instruments designated at fair value through other comprehensive income are not subject to impairment assessment.
Financial assets migrate through three stages based on changes in credit risk from initial recognition.
Impairment model of expected credit losses -
Calculations of credit losses result from models with a series of underlying assumptions regarding the choice of variable inputs and their interdependencies. The expected credit loss impairment model reflects the present value of all cash shortfall events related to default events, either (i) over the following twelve months or (ii) over the expected life of a financial instrument depending on credit impairment from inception. The expected credit loss reflects a probability-weighted outcome considering a range of multiple outcomes based on reasonable and supported forecasts.
Provisions for credit losses will be measured at each reporting date following a three-stage expected credit loss model based on the degree of credit deterioration from inception:
-Stage 1: Financial assets whose credit risk has not increased significantly since initial recognition will recognize a reserve for losses equivalent to the credit losses expected to occur from defaults in the next 12 months. For instruments with a maturity of less than 12 months, a default probability corresponding to the remaining term to maturity is used.
-Stage 2: Financial assets that have experienced a significant increase in credit risk compared to initial recognition but are not considered impaired will recognize a loss reserve equivalent to the expected credit losses that are expected to occur during the remaining life of the asset.
-Stage 3: Financial assets with credit impairment at the reporting date will recognize a loss reserve equivalent to the expected credit losses over the entire life of the asset. Interest income will be recognized based on the carrying amount of the asset, net of the credit loss provision.
Measurement of expected loss –
The measurement of expected credit loss is primarily based on the product of the probability of default (PD), the loss given default (LGD), and the exposure at default (EAD), discounted to the reporting date and considering expected macroeconomic effects and all in accordance with the new regulations.
The details of these statistical parameters are the following:
-PD: It is an estimate of the probability of default over a specified time horizon. Default can only occur at a specific point in time during the estimated remaining life, provided the financial asset has not been derecognized previously and still remains in the portfolio.
-LGD: It is an estimate of the loss that occurs in the event of default at a given point in time. It is based on the difference between contractual cash flows owed and those the lender would expect to receive, including from the realization of any collateral. It is typically expressed as a percentage of the EAD.
-EAD: It is an estimate of exposure at a future default date, considering expected changes in exposure after the reporting date, including principal and interest repayments, either scheduled by contract or otherwise, and interest accrued for overdue payments.
The fundamental difference between credit loss considered in stage 1 and stage 2 is the PD horizon. Stage 1 estimates use a 12-month horizon, while those in stage 2 use an expected loss calculated with the remaining term of the asset and consider the effect of significant risk increase. Finally, in stage 3, the expected loss will be estimated based on the best estimate (“ELBE”), given the status of the collection process for each asset.
Changes from one stage to another –
The classification of an instrument as stage 1 or stage 2 depends on the concept of “significant increase in credit risk” on the reporting date compared with the origination date; in this sense, the definition used considers the following criteria:
-An account is classified in stage 2 if it has more than 30 days in arrears.
-If the probability of default (“PD”) at the reporting date exceeds the PD at the origination date by 50.0 percent (absolute thresholds) in all portfolios.
-If the PD at the reporting date exceeds the PD at the origination date at an individualized level for each risk level and by portfolio (relative thresholds).
Additionally, all accounts classified as defaults at the reporting date are considered stage 3. Assessments of significant risk increase from initial recognition and credit impairment are independently conducted at each reporting date. Assets can move in both directions from one stage to another. See further detail in Note 30.1(c).
Prospective Information –
The measurement of expected credit losses for each stage and the evaluation of significant increases in credit risk should consider information on past events and current conditions, as well as projections of future events and economic conditions. For the estimation of the risk parameters (PD, LGD and EAD), used in the calculation of the provision in stage 1 and 2, the significance of the macroeconomic variables (or their variations) that have the greatest influence on each portfolio was tested, which give a better prospective and systemic vision to the estimation, based on econometric techniques. These projections have a period of 3 years and, additionally, a long-term projection.
The estimate of the expected loss is a weighted estimate that considers three future macroeconomic scenarios. The base, optimistic and pessimistic scenarios are based on macroeconomic projections provided by the internal economic studies team and approved by Senior Management; these projections are made for the main countries where Credicorp operates. This same team also provides the probability of occurrence of each scenario. It should be noted that the design of the scenarios is reviewed quarterly and may be more frequent if the environmental conditions so require.
Macroeconomic Factors –
In its models, the Group relies on a wide range of prospective information as economic inputs, such as gross domestic product (GDP) growth, unemployment rates, central bank base rates, among others. The inputs and models used to calculate expected credit losses may not always capture all market characteristics at the date of the financial statements. To reflect this, qualitative adjustments or overlays may be made using expert judgment.
Expected Lifetime –
For instruments in Stage 2 or 3, loss reserves will cover expected credit losses during the instrument’s lifetime. For most instruments, the expected lifetime is limited to the remaining term of the product, adjusted for expected prepayments. For revolving products, an analysis was conducted to determine the expected lifetime period.
Presentation of provision for credit losses in the consolidated statement of financial position –
-Financial assets measured at amortized cost: as a deduction from the gross carrying amount of financial assets;
-Debt instruments measured at fair value through other comprehensive income: no provision is recognized in the consolidated statement of financial position because the carrying amount of these assets is their fair value; however, the expected credit loss is presented in accumulated other comprehensive income;
-Indirect credits: the provision for credit loss is presented under “Other liabilities” in the consolidated statement of financial position.
Renegotiated Credits –
When a credit is modified, it is not considered past due but maintains its previous classification as impaired or unimpaired. If the borrower complies with the new agreement for the next six months, and the analysis of their repayment capacity supports a new risk rating improvement, the credit is classified as unimpaired. If after the credit is modified, the borrower defaults on the new agreement, it is considered impaired and past due. See further detail in Note 30.1(c).

Business Combinations
j)    Business Combinations –
Business combinations are accounted for using the acquisition method, as required by IFRS 3 “Business Combinations”. The acquisition cost is measured at the fair value of the consideration transferred at the acquisition date and the amount of any non-controlling interest in the acquiree. For each business combination, the Group elects whether to measure the non-controlling interest in the acquiree at fair value or at the non-controlling interest’s proportionate share of the acquiree’s identifiable net assets. Acquisition-related costs are expensed as incurred and included in “Administrative expenses” in the consolidated statement of income.
When the Group acquires a business, it assesses the financial assets and liabilities assumed for proper classification and naming in accordance with contractual terms, economic circumstances, and conditions relevant at the acquisition date. This includes the separation of implicit derivatives in contracts entered into by the acquiree.
Any contingency transferred by the acquirer must be recognized at its fair value at the acquisition date. The contingency classified as a financial instrument and within the scope of IFRS 9: "Financial Instruments" is measured at fair value with changes recognized in the consolidated statement of profit or loss. If the contingency does not fall within the scope of IFRS 9, it is measured in accordance with the applicable IFRS. A contingency classified as equity shall not be remeasured, and its subsequent settlement is accounted for within equity.
The acquisition of additional non-controlling interest is recognized directly in equity; the difference between the amount paid and the net assets acquired is recognized as an equity transaction. Therefore, the Group does not recognize any additional goodwill after acquiring the non-controlling interest, nor does it recognize a gain or loss on the sale of the non-controlling interest.
If there is a contractual obligation to acquire the shares of the non-controlling interest through a put option, the Group will initially recognize a liability at fair value through profit or loss equivalent to the fair value of the non-controlling interest against the "Reserves and others" account in equity. After initial recognition, the liability is measured at fair value, recording changes in the statement of profit or loss until the option is exercised. If the option expires without being exercised, the liability is derecognized, adjusting equity.
The equity attributable to the non-controlling interest is presented separately in the consolidated statement of financial position. Profit attributable to the non-controlling interest is presented separately in the consolidated statement of profit or loss and in the consolidated statement of comprehensive income.
If a business combination is achieved in stages, the carrying amount of the previous participation held in the acquiree is remeasured at fair value at the date of acquisition, with the resulting gains or loss recognized in profit or loss. Likewise, in accordance with IFRS 3, from the acquisition date of a company not under common control, the acquirer has a period of 12 months to make adjustments to the initial recognition of goodwill.
Combinations of Entities under Common Control
A business combination between entities or businesses under common control is outside the scope of IFRS 3, as it represents a business combination in which all entities or businesses being combined are ultimately controlled by the same party or parties, both before and after the business combination. In these transactions, the Group recognizes acquired assets under the pooling of interest method, whereby the assets and liabilities of the combined companies are reflected at their carrying values and no goodwill is recognized as a result of the combination.
The consolidated financial statements of the Group have been presented considering the aforementioned.

Intangible assets
k)    Intangible assets –
Comprise internally developed and acquired software licenses used by the Group. Acquired software licenses are measured upon initial recognition at cost and are amortized using the straight-line method over their estimated useful life.
Intangible assets resulting from business combinations are recognized in the consolidated statement of financial position at their fair values determined on the acquisition date and are amortized using the straight line method over their estimated useful life as follows:

Estimated useful life in years
Client relationship - Prima AFP (AFP Unión Vida)	20.0
Client relationship – Credicorp Capital Holding Chile (Inversiones IMT)	22.0
Client relationship - Ultraserfinco	9.2
Client relationship - Pacífico EPS and Medical Services	10.0
Brand - Mibanco	25.0
Brand - Joinnus	20.0
Brand - Culqi	5.0
Brand - Pacífico EPS and Medical Services	Indefinite
Fund manager contract - Credicorp Capital Colombia	20.0 and 28.0
Fund manager contract - Credicorp Capital Holding Chile (Inversiones IMT)	11.0 and 24.0
Fund manager contract - Ultraserfinco	23.0
The period and the amortization method, for intangible assets are reviewed at the end of each period. If the expected useful life differs from previous estimates, the amortization period will be changed accordingly. If there has been a change in the expected pattern of conduct of the future economic benefits embodied in the asset, the amortization method shall be amended to reflect these changes.
Gains or losses arising from de-recognition of an intangible asset are measured as the difference between the net disposal proceeds and the carrying amount of the asset and are recognized in the consolidated statement of income when the asset is derecognized.

Goodwill
l)    Goodwill –
Goodwill is the excess of the sum of the consideration transferred and the fair value recognized for the acquisition of the net assets acquired and liabilities assumed in a business combination. If the fair value of the net assets acquired exceeds the consideration transferred, the gain will be recognized in the consolidated statement of income.
After initial recognition, goodwill is measured at cost less accumulated impairment losses. For impairment testing purposes, goodwill acquired in a business combination is, from the acquisition date, allocated to each cash-generating unit (CGU) of the Group that is expected to benefit from the business combination, regardless of whether other assets or liabilities of the acquired entity have been allocated to these units.
If goodwill has been allocated to a cash-generating unit and part of the assets with which that unit operates is disposed of, the goodwill and the disposed assets are included in the transaction’s carrying amount when determining the loss or disposal. Under these circumstances, disposed goodwill is measured based on the relative value of the disposed assets and the portion of the retained cash-generating unit.
The impairment of goodwill is determined by evaluating the recoverable amount for each CGU (or group of CGUs) to which the goodwill relates. When the recoverable amount of the CGU is less than the carrying amount, an impairment loss is recognized. Impairment losses related to goodwill cannot be reversed in future periods.

Impairment of Non-Financial Assets
m)    Impairment of Non-Financial Assets –
The Group assesses, at each reporting date, whether there is any indication that an asset may be impaired in value. If there is any indication or when an annual impairment test of an asset is required, the Group estimates the recoverable amount of the asset. The recoverable amount of an asset is the higher of the asset or CGU’s fair value less costs of disposal and its value in use and is determined for each asset individually, unless the asset generates cash flows that are largely independent of those of other assets or group of assets.
When the carrying amount of an asset or its CGU exceeds its recoverable amount, the asset or cash-generating unit is considered impaired and is reduced to its recoverable amount. When assessing the value in use, future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the specific risks of the asset. For the determination of fair value less costs of disposal, recent market transactions, if any, are taken into account. If such transactions cannot be identified, a valuation model that is appropriate is used. These calculations are verified against valuation multiples, stock quotes for subsidiaries listed on the stock exchange, and other available indicators of fair value.
For non-financial assets, excluding goodwill, an assessment is made at each reporting date of whether there are indications that previously recognized impairment losses may no longer exist or may have decreased. If such an indication exists, the Group estimates the recoverable amount. A previously recognized impairment loss is reversed only if there has been a change in the estimates used to determine the asset’s recoverable amount since the last impairment loss was recognized.
The reversal is limited so that the carrying amount of the asset does not exceed its recoverable amount, nor exceed the carrying amount that would have been determined net of depreciation, as if no impairment had been recognized in previous years. Such reversal is recorded in the consolidated statement of income.

Bank Acceptances
n)    Bank Acceptances –
Customer debt for acceptances corresponds to accounts payable by customers for import and export transactions, the obligations of which have been accepted by the Group. Obligations to be assumed by the Group are recorded as liabilities.

Financial Guarantees
o)    Financial Guarantees -
In the ordinary course of the Group’s operations, financial guarantees are granted, such as letters of credit, guarantees, bank acceptances and documentary credits for import and export. These financial guarantees are initially recognized at fair value, corresponding to the amount of the fee received for issuing them.
The nominal amounts associated with financial guarantees, letters of credit, guarantees, bankers’ acceptances and documentary credits for import and export are considered off‑balance‑sheet exposures, as they do not represent a contractual asset or liability for the Group. Consequently, they are not recognized at their nominal amount in the consolidated statement of financial position; however, they are subject to recognition and measurement in accordance with the requirements of IFRS 9, specifically for expected credit losses and/or initial fair value.
The premium received is recognized in the "Commissions and Fees" line item of the consolidated statement of income, based on its straight-line amortization over the term of the granted financial guarantee.

Provisions
p)    Provisions –
Provisions are recognized when the Group has a present obligation (legal or implicit) as a result of a past event, and it is probable that resources will be required to settle that obligation, and the amount can be reliably estimated.
The expense related to any provision is presented in the consolidated statement of income net of any reimbursement. If the effect of the time value of money is material, the provision is discounted using a current pre-tax rate that reflects, where appropriate, the specific risks of the liability. When discounting is used, the increase in the provision over time is recognized as a financial cost.

Contingencies
q)    Contingencies –
Contingent liabilities are not recognized in the consolidated financial statements. These are disclosed in notes unless the likelihood of a payout is remote.
Contingent assets are not recorded in the financial statements; however, these are disclosed in the notes when an inflow of economic benefits is considered probable.

Income Tax
r)    Income Tax –
Income tax is calculated based on the individual financial statements of each Group entity.
Deferred income tax reflects the effects of temporary differences between the carrying amounts of assets and liabilities for accounting purposes and those determined for tax purposes. Deferred assets and liabilities are measured using the tax rates expected to apply to taxable income in the years in which these differences are expected to be recovered or settled. The measurement of deferred assets and liabilities reflects the tax consequences derived from how Credicorp and its subsidiaries expect to recover or settle the value of their assets and liabilities at the date of the consolidated statement of financial position.
The carrying amount of deferred tax assets and liabilities may change, even when the amount of temporary differences has not changed, due to a change in the income tax rate. The effect of the change in deferred tax, corresponding to the rate change, will be recognized in the consolidated statement of income for the period, except for items previously recognized outside the consolidated statement of income (either in other comprehensive income or directly in equity).
Deferred tax assets and liabilities are recognized regardless of the time it is estimated that temporary differences are offset. Deferred assets are recognized when it is probable that there will be sufficient future taxable income for the temporary difference to be applied. At the date of the consolidated statement of financial position, Credicorp and its subsidiaries assess unrecognized deferred assets and the recoverability of recognized ones.
Credicorp and its subsidiaries determine their deferred tax based on the tax rate applicable to their undistributed profits, recognizing any additional tax for dividend distribution on the date the liability is recognized.
Deferred tax assets and liabilities are offset if there is a legal right to offset them and the deferred taxes are related to the same taxable entity and the same tax authority.
Uncertain Tax Treatments:
The Group continually assesses the likelihood that tax authorities will accept the tax treatments applied to its operations. In accordance with IFRIC 23 “Uncertainty over Income Tax Treatments”, this assessment involves determining whether each uncertain tax treatment should be evaluated individually or in conjunction with other related tax positions, applying the approach that most reliably reflects the expected outcome.
Additionally, the Group periodically reviews these judgments, especially when new facts, rulings, or criteria from the tax authority arise that may affect the original assessment. Any change in such judgments is recognized prospectively in the results of the period.

Earnings per Share
s)    Earnings per Share –
Basic earnings per share are calculated by dividing the net income for the year attributable to Credicorp shareholders by the weighted average number of common shares outstanding during the period, excluding common shares purchased and held as treasury shares.
Diluted earnings per share are calculated by dividing the net income for the year attributable to Credicorp shareholders by the weighted average of common shares outstanding during the period, excluding common shares purchased and held as treasury shares, plus the weighted average of common shares that would have been issued if all potential dilutive common shares had been converted into common shares.

Derivative financial instruments and hedge accounting	Derivative financial instruments and hedge accounting –
Trading –
The Group trades derivative financial instruments to meet the needs of its clients. The Group may also take positions with the expectation of benefitting from favorable movements in prices, rates, or indices.
Part of the derivative transactions that provide effective economic hedges under the Group’s risk management positions do not qualify as hedges under the specific rules of IFRS 9 and are therefore treated as derivatives for trading purposes.
Derivative financial instruments are initially recognized in the consolidated statement of financial position at fair value and subsequently measured at fair value. Fair values are obtained based on market exchange rates and interest rates. All derivatives are considered assets when fair value is positive and liabilities when fair value is negative. Gains and losses from changes in fair value are recorded in the consolidated statement of income.
Hedging -
The Group uses derivative instruments to manage its exposure to interest rates and foreign currency. In order to manage specific risks, the Group applies hedge accounting for transactions that meet the specific criteria for it.
According to IFRS 9, to qualify as hedging transactions, all the following conditions must be met:
-The hedging relationship consists only of hedging instruments and eligible hedged items.
-At the beginning of the hedging relationship, there is a formal designation and documentation of the hedging relationship and the entity’s risk management objective and strategy to undertake the hedge. This documentation will include the identification of the hedging instrument, the hedged item, the nature of the risk being hedged, and how the entity will assess whether the hedging relationship meets the hedge effectiveness requirements.
The hedging relationship meets all of the following hedge effectiveness requirements:
-There is an economic relationship between the hedged item and the hedging instrument.
-The effect of credit risk does not dominate the value changes that come from this economic relationship.
-The hedge ratio of the hedging relationship is the same as that arising from the amount of the hedged item that the entity actually hedges and the amount of the hedging instrument that the entity actually uses to hedge that amount of the hedged item.
The accounting treatment is established according to the nature of the hedged item and the fulfillment of the hedging criteria.
(i)Cash flow hedges -
The effective portion of the cumulative gain or loss on the hedging instrument is recognized directly in other comprehensive income in the “Cash flow hedge reserves” line of the consolidated statement of changes in equity, and is reclassified to the consolidated statement of income in the same period or periods in which the hedged transaction affects results; that is, when the income or financial expenses related to the hedge are recorded, or when an anticipated transaction occurs.
The part of the gain or loss on derivatives that represents the ineffective portion is recognized immediately in the consolidated statement of income.
Amounts originally recorded in other comprehensive income and subsequently reclassified to the consolidated statement of income are recorded in the corresponding expense or income lines in which the hedged item is reported.
If the anticipated transaction or firm commitment is no longer expected to occur, the cumulative gain or loss in the cash flow hedge reserve is transferred to the consolidated statement of income. If the derivative expires or is sold, settled, or exercised without replacement or renewal, or if its designation as a hedge has been revoked, any unrealized gain or loss accumulated in the cash flow hedge reserve remains in that reserve until the anticipated transaction or firm commitment affects results. At the same time, the derivative is recognized as a tradable derivative financial instrument.
(ii)Fair value hedges -
The change in the fair value of a fair value hedge and the change in the fair value of the hedged item attributable to the hedged risk are recorded by affecting the carrying amount of the hedged item and are recognized in the consolidated statement of income.
For fair value hedges related to items recorded at amortized cost, any adjustment to the carrying amount of such items as a result of hedge discontinuation will be amortized through the consolidated statement of income over the remaining term of the hedge. Amortization at the effective interest rate may begin as soon as an adjustment occurs, but no later than when the hedged item is no longer adjusted for changes in its fair value attributable to the hedged risk.
If the hedged item is derecognized, the unamortized fair value is recognized immediately in the consolidated statement of income.
If a hedging instrument expires, is sold, settled, or exercised, or if its designation as a hedge no longer meets the criteria to be recorded as such, the hedging relationship is terminated. For fair value hedges related to items recorded at amortized cost, the difference between the fair value and the carrying amount of the hedged item at the end and the face value is amortized over the remaining term of the initial hedge, using the effective interest rate. If the hedged item is derecognized, the unamortized fair value is immediately recognized in the consolidated statement of income. At the same time, the derivative is recognized as a tradable derivative financial instrument.
(iii)Hedges of net investments in foreign operations –
Hedges of net investments in foreign operations are accounted for similarly to cash flow hedges.
Any gain or loss on the hedging instrument related to the effective portion of the hedge is recognized in other comprehensive income and accumulated in the “Translation of operations abroad” line of the consolidated statement of changes in equity. The gain or loss related to the ineffective portion is recognized immediately in the consolidated statement of income within “Other income” or “Other expenses”.
Accumulated gains and losses in the consolidated statement of changes in equity are reclassified to the consolidated statement of income when the net investment abroad is disposed of or partially sold.
(iv)Implicit derivatives -
Implicit derivatives in a principal (or host) contract are treated as separate derivatives and recorded at fair value if their economic characteristics and risks are not closely related to those of the principal contract and such principal contract is not held for trading or measured at fair value with effect on income.
The Group has investments indexed to certain liabilities from life insurance contracts, called “Investment Link”. These instruments have been classified by the Group since their initial recognition as “Financial assets designated at fair value through profit or loss”.

Fair value measurement
u)    Fair value measurement -
Fair value is the price that would be received for selling an asset or that would be paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurement is based on the assumption that the transaction to sell the asset or transfer the liability takes place, either:
-In the principal market for the asset or liability, or
-In the absence of a principal market, in the most advantageous market for the asset or liability.
The principal or most advantageous market must be accessible to the Group. Also, the fair value of a liability reflects its default risk.
When available, the Group measures the fair value of an instrument using the quoted price in an active market for that instrument. A market is considered active if transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on a continuous basis.
If there is no quoted price in an active market, the Group uses valuation techniques that maximize the use of relevant observable data and minimize the use of unobservable data.
The valuation technique chosen incorporates all factors that market participants would consider when setting the price of a transaction.
All assets and liabilities for which fair values are determined or disclosed in the consolidated financial statements are classified within the fair value hierarchy, described below, based on the lowest level of data used that is significant to the fair value measurement as a whole:
-Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities.
-Level 2: Valuation techniques by which the lowest level of information that is significant to the fair value measurement is directly or indirectly observable.
-Level 3: Valuation techniques by which the lowest level of information that is significant to the fair value measurement is not observable.
The Group determines for assets and liabilities that are recognized at fair value in the consolidated financial statements on a recurring basis, whether transfers occurred between different levels within the hierarchy by reviewing the categorization at the end of each reporting period.
For fair value disclosure purposes, the Group has determined the classes of assets and liabilities based on the nature, characteristics, and risks of the asset or liability and the level of the fair value hierarchy as explained above.
Also, the fair value of financial instruments measured at amortized cost is disclosed in Note 30.11(b).

Segment information
v)    Segment information -
The Group reports financial and descriptive information about its reportable segments. Reportable segments are operating segments or aggregations of operating segments that meet specific criteria.
Operating segments are a component of an entity for which separate financial information is available and is evaluated periodically by the chief operating decision-maker (“CODM”) related to the allocation of resources and performance evaluation. The Group discloses the same financial information that is used internally to assess the performance of operating segments and decide how to allocate resources to segments, Note 27.

Fiduciary activities, fund management, and pension funds
w)    Fiduciary activities, fund management, and pension funds -
The Group provides custody, administration, investment management, and advisory services to third parties that result in holding or lending assets on their behalf. These assets and the results on them are excluded from the consolidated financial statements, as they are not Group assets, Note 30.12.
Commissions generated by this activity are included in the “Commissions and fees” line of the consolidated statement of income.

Cash and cash equivalents
x)    Cash and cash equivalents -
For the purposes of the consolidated statement of cash flows, cash and cash equivalents correspond to cash balances, funds deposited with central banks, “overnight” deposits, interbank funds, and deposits with maturities of three months or less from the acquisition date, excluding restricted funds, see Note 4(a).
Guarantee funds committed as part of a repurchase agreement are presented in the “Guarantee funds, repurchase agreements, and financing with securities” line of the consolidated statement of financial position, see Note 5(a).
Guarantee funds committed in trading of derivative financial instruments are presented in the “Other assets” line of the consolidated statement of financial position, see Note 12(c).
Unrealized gains and losses arising from changes in foreign currency exchange rates are not cash flows. However, the effect of exchange rate changes on cash and cash equivalents held or due in a foreign currency is reported in the statement of cash flows in order to reconcile cash and cash equivalents at the beginning and the end of the period. This amount is presented separately from cash flows from operating, investing and financing activities and includes the differences, if any, had those cash flows been reported at end of period exchange rates.

Repurchase and resale agreements and loans and financing with securities
y)    Repurchase and resale agreements and loans and financing with securities -
Securities sold under agreements to repurchase on a specific future date are not derecognized from the consolidated statement of financial position because the Group retains substantially all risks and benefits inherent in ownership. The cash received is recorded as an asset in the “Available funds” line, and the corresponding obligation to return it, including accrued interest, is recorded as a liability in the “Accounts payable for repurchase agreements and securities loans” line, reflecting the economic substance of the operation as a loan received by the Group. The difference between the selling price and the repurchase price is accrued during the contract term using the effective interest rate method and is recorded in the “Interest and similar expenses” line of the consolidated statement of income.
As part of this transaction, the Group delivers assets as collateral. When the counterparty receives securities and has the right to sell them or re-deliver them as collateral, the Group reclassifies these securities to the “Investments at fair value with changes in other comprehensive income under collateral” or “Investments at amortized cost under collateral” lines, as appropriate, in the consolidated statement of financial position. When the counterparty receives guarantee funds that will be restricted until the contract maturity, the Group reclassifies such cash to the “Guarantee funds, repurchase agreements, and financing with securities” line of the consolidated statement of financial position. When the counterparty receives credit portfolios as collateral, the Group maintains these credits in the “Credit portfolio, net” line in the consolidated statement of financial position, the control of which is kept in off-balance sheet accounts.
On the other hand, securities purchased under agreements to resell on a specific future date are not recognized in the consolidated statement of financial position. The cash granted is recorded as an outflow of an asset from the “Available funds” line, and the corresponding right to collect it, including accrued interest, is recorded in the “Guarantee funds, repurchase agreements, and financing with securities” line, reflecting the economic substance of the operation as a loan granted by the Group. The difference between the purchase price and the resale price is accrued during the contract term using the effective interest rate method and is recorded in the “Interest and similar income” line of the consolidated statement of income.
If securities purchased under a resale agreement are subsequently sold to third parties, the obligation to return the securities is recorded as a short sale in the “Financial liabilities at fair value with changes in income” line of the consolidated statement of financial position, and is measured at fair value, recording gains or losses in the “Net gain on securities” line of the consolidated statement of income.
Loans and financing are usually secured by securities. The transfer of securities to counterparties is only reflected in the consolidated statement of financial position if the risks and benefits inherent in ownership are also transferred.